Voya Target Retirement 2050 Fund Expense Example - Voya Target Retirement 2050 Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 635
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,305
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	98
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	$ 410